Long-term debt	12 Months Ended
Mar. 26, 2022
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 26, 2022	March 27, 2021
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CDOR plus 7.75% (CDOR plus 8.25% in fiscal 2021), repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $314,000 a nd $167,000, respectively). Refer to note 6 for additional information.	12,186	12,333
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $20,000 and $44,000, respectively).	8,816	9,956
$0.4 million term loan from Business Development Bank of Canada, bearing interest at an annual rate of 8.3% repayable in 72 monthly payments beginning in May 2021.	374	—
USD $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 14 (c))	1,875	1,887
USD $2.5 million loan owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 14 (c)). Repayable in August 2021.	—	1,573
Obligations under finance leases, at annual interest rates between 2.2% and 3.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2025.	249	273

	23,500	26,022
Current portion of long-term debt	2,129	2,960

	$21,371	$23,062

(b)
On July 8, 2020, the Company secured a new
six-year
term loan with Investissement Québec in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company. The loan bears interest at a rate of 3.14% per annum and is repayable in 60 equal payments beginning in July 2021. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. On June 2, 2021, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 26, 2022. As at March 26, 2022, the working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) was 1.11.

c)
On April 12, 2021, the Company secured a new
5-year
term loan with Business Development Bank of Canada (BDC) for an amount of up to $0.4 million to be used specifically to finance the renovations of the Company’s Brinkhaus store location in Calgary, Alberta. As of March 26, 2022, the Company has $0.4 million outstanding on the loan. The loan bears interest at a rate of 8.3% per annum and is repayable in 72 monthly payments.

(d)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2023	$75
2024	69
2025	67
2025	54
2026	—
265
Less imputed interes t	16

$249

(e)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2023	$2,146
2024	2,141
2025	2,139
2026	1,794
2027	13,387
Thereafter	1,893

$23,500

(f)	As of March 26, 2022 and March 27, 2021, the Company had $0.6 million, and $0.6 million of outstanding letters of credit which were provided to certain lenders, respectively.